DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

3.DISPOSAL OF SUBSIDIARIES

Disposal of Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries

On August 5, 2022, KAG and Stanley Star entered into a shares transfer agreement (the “Agreement”). Pursuant to the Agreement, the Group sell all the shares it held in Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries to Stanley Star at a consideration of $1 and additional compensation shall be made if the net liabilities of the Disposal Group were different as of the closing date.

On December 28, 2022, KAG and Stanley Star entered into a supplement agreement to issue $50,000 convertible preferred shares of the Company to Stanley Star as part of consideration to compensate the difference of net asset between the closing date and the agreement date. On March 24, 2023, KAG and Stanley Star entered into an amendment to the supplement agreement that modified specific terms of the $50 million preferred stock issued by the Company to Stanley Star.

On October 27, 2022 the Group calculated a gain regarding the divestiture of Disposal group as follows:

As of October 27, 2022
The carrying amount of any non-controlling interest	$3,954
Net liabilities	24,276
28,230
Less: fair value of preferred shares issued to Stanley Star	24,592
Gain on disposal of subsidiaries	$3,638

The fair value of the preferred shares issued to the Buyer as of the closing date and the fair value was approximately $24.6 million. When the Group deconsolidated subsidiaries, the amount of accumulated other comprehensive loss $2,060 is reclassified and partially offset the gain.

The divestiture of the Disposal Group did not constitute a strategic shift of the Group’s operations and did not have major effects on the Group’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the Disposal Group as of October 27, 2022:

As of October 27, 2022
Cash and cash equivalents	$97
Prepaid expenses and other current assets	1,983
Property and equipment, net	4
Intangible assets, net	20
TOTAL ASSETS	2,104

Accounts payable	(257)
Advance from customers	(163)
Long-term bank loan	(5,476)
Income tax payable	(2,225)
Amount due to Kaixin	(8,848)
VAT payable	(3,340)
Accrual expenses and other current liabilities	(6,071)
Total Liabilities	(26,380)

Net liabilities	$(24,276)

3.DISPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal of Zhejiang Taohaoche

On February 2, 2023, the Group entered into a share transfer agreement with Kairui Consulting Hong Kong Limited (“Karui”), pursuant to which the Group transferred 100% equity interest in Zhejiang Taohaoche at consideration of $2,700,000. In addition, the Group, Karui and Scytech Limited (“Sytech”) entered into a settlement agreement, pursuant to which Kairui would pay $2,700,000 to Scytech Limited to settle the Group’s liabilities due to Scytech. For the year ended December 31, 2023, Kairui made cash consideration to Scytech and the Group settled its liabilities to Scytech. Upon disposal, Zhejiang Taohaoche’s net assets and gain on disposal of Zhejiang Taohaoche was comprised of the following:

As of February 2, 2023
Consideration	$2,700

Cash	$2,662
Accrued expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	$2,635

Gain on disposal of Zhejiang Taohaoche	$65

The transfer of share equity interest in Zhejiang Taohaoche did not constitute a strategic shift of the Group’s operations and did not have major effects on the Group’s operations and financial results; therefore, the transactions do not meet the discontinued operations criteria.

Disposal of KAG

In June 2023, the Group disposed of KAG, a Cayman holding company, to a third party. Upon disposal, KAG was a holding company and had net asset deficit of $4,158. Pursuant to the disposal agreement with third party, the Company would make payments, in the amount of net asset deficit of KAG, to the third party in the event that the net assets of KAG was below zero. Accordingly, The Group did not recognize disposal gain or loss from disposal of KAG. In May 2024, the Group issued 12,800 Series G convertible preferred shares to the third party, at fair value of $1,996, to partially settled the payments.

As of December 31, 2024 and 2023, the Company had outstanding balance of $2,162 and $4,158, respectivley, due to the third party, and recorded the balance in accrued expenses and other current liabilities.

3.DISPOSAL OF SUBSIDIARIES (CONTINUED)

Disposal of Kaixin Daman, Kaixin Manman, Wuhan Jieying, Chongqing Jieying and Morning Star

During the year ended December 31, 2024, the Group entered into certain share transfer agreements with third parties, pursuant to which the Group fully transferred equity interest in Kaixin Manman, Wuhan Jieying, Chongqing Jieying and Morning Star. Due to the net asset deficit on disposal dates, the consideration for the equity transfer were nil, except for disposal of Kaixin Manman from which the Group collected proceeds of $16. In addition, the Group also dissolved Kaixin Daman in July 2024 due to minimal operations.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the disposed subsidiaries as of disposal dates.

As of disposal dates
Consideration	$16
Non-controlling interest	$3,330
Additional paid-in capital	$12,187

Cash	$24
Prepayment for vehicle purchase and other current assets, net	39
Due from related parties	1,415
Goodwill	38,201
Accounts payable	(92)
Income tax payable	(684)
Due to related parties	(802)
Accrued expenses and other current liabilities	(675)
Foreign exchange adjustment	1,006
Net assets	$38,432

Loss on disposal of subsidiaries	$22,899

Disposal of Anui Kaixin

On December 5, 2024, the Company transferred 66.702% equity interest in Anhui Kaixin to a third party at no considerations. Upon the transfer of equity interest, the Company owned 33.298% equity interest in Anhui Kaixin and exercised significant influence over the equity investee.

The following table summarizes the carrying amounts of the major classes of assets and liabilities of Anhui Kaixin on December 5, 2024.

As of
December 5, 2024
Cash	$0
Prepayment for vehicle purchase and other current assets, net	54
Inventories	34
Due from related parties	33
Property and equipment	17
Net assets	$138

Loss on disposal of subsidiaries	$138

The Group derecognized the net assets of Anhui Kaixin and recorded as loss from disposal of subsidiaries. In the same time, the Company recorded long-term investments of its 33.298% equity interest in Anhui Kaixin at fair value on December 5, 2024 (Note 6).